Summary of Significant Accounting Policies - Schedule of Other Assets, Noncurrent (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Deposits		$ 578,545	$ 149,517
Other		1,277,060	207,601
Other non-current assets	$ 1,693,603	$ 1,855,605	$ 357,118